SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 1) - Stock options [Member]	6 Months Ended
Jun. 30, 2021 $ / shares shares
Statement [Line Items]
Stock options exercisable	2,779,000
Stock Options Outstanding	3,199,000
Weighted Average Remaining Contractual Life (Years), stock options outstanding	2 years 6 months 18 days
Weighted Average Remaining Contractual Life (Years), stock options exercisable	2 years 9 months
Stock options exercisable	2,779,000
September 2, 2021 [Member]
Statement [Line Items]
Expiry Date	Sep. 02, 2021
Stock options exercisable	360,000
Exercise Price | $ / shares	$ 2.95
Stock Options Outstanding	360,000
Weighted Average Remaining Contractual Life (Years), stock options outstanding	2 months 4 days
Weighted Average Remaining Contractual Life (Years), stock options exercisable	2 months 4 days
September 20, 2022 [Member]
Statement [Line Items]
Expiry Date	Sep. 20, 2022
Stock options exercisable	880,000
Exercise Price | $ / shares	$ 1.98
Stock Options Outstanding	880,000
Weighted Average Remaining Contractual Life (Years), stock options outstanding	1 year 2 months 19 days
Weighted Average Remaining Contractual Life (Years), stock options exercisable	1 year 2 months 19 days
August 28, 2023 [Member]
Statement [Line Items]
Expiry Date	Aug. 28, 2023
Stock options exercisable	105,000
Exercise Price | $ / shares	$ 1.30
Stock Options Outstanding	105,000
Weighted Average Remaining Contractual Life (Years), stock options outstanding	2 years 1 month 28 days
Weighted Average Remaining Contractual Life (Years), stock options exercisable	2 years 1 month 28 days
August 21, 2024 [Member]
Statement [Line Items]
Expiry Date	Aug. 21, 2024
Stock options exercisable	174,000
Exercise Price | $ / shares	$ 0.79
Stock Options Outstanding	174,000
Weighted Average Remaining Contractual Life (Years), stock options outstanding	3 years 1 month 24 days
Weighted Average Remaining Contractual Life (Years), stock options exercisable	3 years 1 month 24 days
August 4, 2025 [Member]
Statement [Line Items]
Expiry Date	Aug. 04, 2025
Stock options exercisable	1,260,000
Exercise Price | $ / shares	$ 1.64
Stock Options Outstanding	1,680,000
Weighted Average Remaining Contractual Life (Years), stock options outstanding	4 years 1 month 6 days
Weighted Average Remaining Contractual Life (Years), stock options exercisable	4 years 1 month 6 days